Schedule of Fair Value at the Grant Date (Details)	6 Months Ended			12 Months Ended
	Dec. 31, 2023 AUD ($) shares Integer $ / shares	Dec. 31, 2022 AUD ($) shares Integer $ / shares		Jun. 30, 2023 AUD ($) shares Integer $ / shares		Jun. 30, 2022 AUD ($) shares
IfrsStatementLineItems [Line Items]
Number of options issued		23,860,727	[1]	31,272,343	[2]	2,200,000
The total share-based payment expense recognized from the amortization | $	$ (96,655)	$ (809,172)		$ (780,235)		$ (1,200,053)
Director Options [Member]
IfrsStatementLineItems [Line Items]
Recognized in	Profit & Loss			Profit & Loss
Grant date	29/11/2022			29/11/2022
Number of options issued	5,750,000			5,750,000
Expiry date	30/11/2025			30/11/2025
Vesting date	31/03/2023			30/11/2025
Share price at grant date | $ / shares	$ 0.66			$ 0.66
Exercise Price | $ / shares	$ 1.20			$ 1.20
Expected Volatility	90.00%			90.00%
Risk-Free Interest Rate	3.24%			3.24%
Trinomial step | Integer	200			200
Early exercise factor	1.20			2.50
Fair value at grant date	0.299			0.299
The total share-based payment expense recognized from the amortization | $	$ 276,088			$ 332,560
Vesting terms	Continuous employment and, A$1bn project valuation			Continuous employment and, A$1bn project valuation
Consultant options [member]
IfrsStatementLineItems [Line Items]
Recognized in		Profit & Loss		Profit & Loss
Grant date		29/11/2022		29/11/2022
Number of options issued	2,500,000			2,500,000
Expiry date		30/11/2025		30/11/2025
Vesting date		31/03/2023		30/11/2025
Share price at grant date | $ / shares		$ 0.66		$ 0.66
Exercise Price | $ / shares		$ 1.20		$ 1.20
Expected Volatility		90.00%		90.00%
Risk-Free Interest Rate		3.24%		3.24%
Trinomial step | Integer		200		200
Early exercise factor		1.20		2.50
Fair value at grant date		0.299		0.299
The total share-based payment expense recognized from the amortization | $		$ 125,494		$ 144,590
Vesting terms		Continuous employment and, A$1bn project valuation		Continuous employment and, A$1bn project valuation
Director options one [member]
IfrsStatementLineItems [Line Items]
Recognized in				Profit & Loss
Grant date				29/11/2022
Number of options issued				200,000
Expiry date				7/10/2023
Vesting date				29/11/2022
Share price at grant date | $ / shares				$ 0.66
Exercise Price | $ / shares				$ 2.20
Expected Volatility				90.00%
Risk-Free Interest Rate				3.18%
Trinomial step | Integer				200
Early exercise factor				2.5
Fair value at grant date				0.0329
The total share-based payment expense recognized from the amortization | $				$ 3,009
Broker Options [Member]
IfrsStatementLineItems [Line Items]
Recognized in				Equity
Grant date				16/09/2022
Number of options issued				1,714,286
Expiry date				16/09/2025
Vesting date				16/09/2022
Share price at grant date | $ / shares				$ 0.78
Exercise Price | $ / shares				$ 0.91
Expected Volatility				90.00%
Risk-Free Interest Rate				3.45%
Trinomial step | Integer				200
Early exercise factor				2.5
Fair value at grant date				0.3714
The total share-based payment expense recognized from the amortization | $				$ 636,670
Broker Options One [Member]
IfrsStatementLineItems [Line Items]
Recognized in				Equity
Grant date				27/09/2021
Number of options issued				1,200,000
Expiry date				27/09/2023
Vesting date				27/09/2021
Share price at grant date | $ / shares				$ 1.45
Exercise Price | $ / shares				$ 2.200
Expected Volatility				100.00%
Risk-Free Interest Rate				0.26%
Fair value at grant date				0.61
The total share-based payment expense recognized from the amortization | $				$ 732,000
Issued date				27/09/2021
Advisor options [member]
IfrsStatementLineItems [Line Items]
Recognized in				P&L
Grant date				20/10/2021
Number of options issued				500,000
Expiry date				20/05/2023
Vesting date				20/10/2021
Share price at grant date | $ / shares				$ 1.55
Exercise Price | $ / shares				$ 1.350
Expected Volatility				100.00%
Risk-Free Interest Rate				0.26%
Fair value at grant date				0.79
The total share-based payment expense recognized from the amortization | $				$ 395,000
Issued date				20/10/2021
Advisor options one [member]
IfrsStatementLineItems [Line Items]
Recognized in				P&L
Grant date				20/10/2021
Number of options issued				500,000
Expiry date				7/10/2023
Vesting date				20/10/2021
Share price at grant date | $ / shares				$ 1.55
Exercise Price | $ / shares				$ 2.200
Expected Volatility				100.00%
Risk-Free Interest Rate				0.26%
Fair value at grant date				0.66
The total share-based payment expense recognized from the amortization | $				$ 330,000
Issued date				20/10/2021

[1]	As of the 31 December 2022 the options had not been issued however they had been granted and approved to be issued at the AGM
[2]	For every two options exercised at A$0.70, holder will receive an option to purchase one additional ordinary share at an exercise price of A$1.00, with an expiry date of June 30, 2025.